Organization - Schedule of Assets, Liabilities, and Cash Flows of VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Current assets	¥ 18,364,080		¥ 16,358,382		$ 2,814,419
Non-current assets	5,366,765		2,797,483		822,492
Total assets	23,730,845		19,155,865		3,636,911
Accrued expenses and other payables	2,577,709		2,417,438		395,051
Advance from customers	127,235		95,636		19,500
Amounts due to related parties	79,895		36,387		12,244
Total current liabilities	4,185,683		3,965,903		641,484
Other liabilities	104,861		45,534		16,071
Deferred tax liabilities	631,509		538,487		96,783
Total non-current liabilities	736,370		584,021		112,854
Total liabilities	4,922,053		4,549,924		754,338
Net revenues	8,658,559	$ 1,326,981	8,420,751	¥ 7,233,151
Net income/(loss)	3,405,229	521,872	3,199,966	2,871,015
VIEs [Member]
Variable Interest Entity [Line Items]
Current assets	558,442		375,908		85,585
Non-current assets	1,653,968		1,607,933		253,482
Total assets	2,212,410		1,983,841		339,067
Accrued expenses and other payables	497,742		109,934		76,282
Advance from customers	87,604		63,969		13,426
Deferred revenue	17,644		18,947		2,704
Amounts due to related parties			453
Inter-company payables	103,393		86,275		15,846
Total current liabilities	706,383		279,578		108,258
Other liabilities	9,054		12,383		1,387
Deferred tax liabilities	2,677		7,121		410
Total non-current liabilities	11,731		19,504		1,797
Total liabilities	718,114		299,082		110,055
Net assets	1,494,296		1,684,759		$ 229,012
Net revenues	700,608	107,373	702,040	673,188
Net income/(loss)	23,342	3,577	(848)	29,099
Net cash generated from/(used in) operating activities	23,147	3,547	(446,358)	(224,531)
Net cash (used in)/generated from investing activities	193,190	29,608	478,513	131,087
Net cash generated from financing activities	¥ 0	$ 0	¥ 0	¥ 0